Collaborative Arrangements	12 Months Ended
Dec. 31, 2013
Collaborative Arrangements [Abstract]
Collaborative Arrangements

Note 10. Collaborative Arrangements

The Company has agreements with two manufacturing companies to jointly advance certain of its proprietary technology with each of those two companies. The agreements entitle the Company to receive reimbursement payments of costs actually incurred under joint development projects. During the years ended December 31, 2013, 2012 and 2011, approximately $3.6 million, $3.2 million and $0.7 million, respectively, of research and development expenses were offset by payments that were received from these companies.